CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	€ 211,399	€ 239,410
Receivables from financing activities	878,496	732,947
Current tax receivables	128,234	6,125
Other current assets	64,295	45,441
Total	1,282,424	1,023,923
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	21,993
Provisions, ending balance	€ 24,346	€ 21,993
Averege contractual duration at inception of contracts	67 months
Weighted average interest rate (percent)	5.70%	5.10%
Prepayments	€ 35,758	€ 27,980
Italian and foreign VAT credits	20,466	11,988
Due from personnel	803	959
Security deposits	806	1,014
Other receivables	6,462	3,500
Other current receivables	28,537	17,461
Total current receivables, excluding prepayments	1,246,666	995,943
Dealers
Disclosure of financial assets [line items]
Trade receivables	64,739	48,166
FCA Group companies
Disclosure of financial assets [line items]
Trade receivables	47,882	75,245
Sponsorship and commercial activities
Disclosure of financial assets [line items]
Trade receivables	43,500	30,058
Brand activities
Disclosure of financial assets [line items]
Trade receivables	26,247	33,283
Other
Disclosure of financial assets [line items]
Trade receivables	€ 29,031	52,658
Bottom of range
Reconciliation of changes in other provisions [abstract]
Typical duration of payments due from customers	30 days
Bottom of range | Dealers
Reconciliation of changes in other provisions [abstract]
Typical duration of payments due from customers	30 days
Top of range
Reconciliation of changes in other provisions [abstract]
Typical duration of payments due from customers	40 days
Top of range | Dealers
Reconciliation of changes in other provisions [abstract]
Typical duration of payments due from customers	40 days
Other
Disclosure of financial assets [line items]
Trade receivables	€ 7,805	4,287
Japanese Yen
Disclosure of financial assets [line items]
Trade receivables	1,571	3,151
Chinese Yuan
Disclosure of financial assets [line items]
Trade receivables	1,777	2,947
Pound Sterling
Disclosure of financial assets [line items]
Trade receivables	3,440	2,915
U.S. Dollar
Disclosure of financial assets [line items]
Trade receivables	68,410	53,618
Euro Member Countries, Euro
Disclosure of financial assets [line items]
Trade receivables	128,396	172,492
Overdue
Disclosure of financial assets [line items]
Trade receivables	36,772	32,336
Receivables from financing activities	53,800	11,943
Current tax receivables	0	0
Reconciliation of changes in other provisions [abstract]
Other current receivables	0	5
Total current receivables, excluding prepayments	90,572	44,284
Due within one year
Disclosure of financial assets [line items]
Trade receivables	174,627	207,074
Receivables from financing activities	172,049	144,621
Current tax receivables	127,573	5,667
Reconciliation of changes in other provisions [abstract]
Other current receivables	28,036	16,767
Total current receivables, excluding prepayments	502,285	374,129
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	600,615	529,489
Current tax receivables	661	458
Reconciliation of changes in other provisions [abstract]
Other current receivables	494	682
Total current receivables, excluding prepayments	601,770	530,629
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	52,032	46,894
Current tax receivables	0	0
Reconciliation of changes in other provisions [abstract]
Other current receivables	7	7
Total current receivables, excluding prepayments	52,039	46,901
Payment Guarantee
Reconciliation of changes in other provisions [abstract]
Guarantees through third parties	133,175	132,014
Client Financing
Disclosure of financial assets [line items]
Receivables from financing activities	851,209	704,014
Client Financing | Overdue
Disclosure of financial assets [line items]
Receivables from financing activities	53,800	11,943
Client Financing | Due within one year
Disclosure of financial assets [line items]
Receivables from financing activities	144,762	134,972
Client Financing | Due between one and five years
Disclosure of financial assets [line items]
Receivables from financing activities	600,615	513,079
Client Financing | Due beyond five years
Disclosure of financial assets [line items]
Receivables from financing activities	52,032	44,020
Dealer Financing
Disclosure of financial assets [line items]
Receivables from financing activities	€ 27,287	€ 28,933
Dealer Financing | Bottom of range
Reconciliation of changes in other provisions [abstract]
Typical duration of payments due from customers	1 month
Dealer financing receivables, interest rates (percent)	4.10%	3.30%
Dealer Financing | Top of range
Reconciliation of changes in other provisions [abstract]
Typical duration of payments due from customers	6 months
Dealer financing receivables, interest rates (percent)	7.00%	6.00%
Dealer Financing | Overdue
Disclosure of financial assets [line items]
Receivables from financing activities	€ 0	€ 0
Dealer Financing | Due within one year
Disclosure of financial assets [line items]
Receivables from financing activities	27,287	9,649
Dealer Financing | Due between one and five years
Disclosure of financial assets [line items]
Receivables from financing activities	0	16,410
Dealer Financing | Due beyond five years
Disclosure of financial assets [line items]
Receivables from financing activities	0	2,874
Loans to consumers
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	6,948	11,556
Provision	2,687	3,530
Use and other changes	(3,178)	(8,138)
Provisions, ending balance	6,457	6,948
Trade receivables
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	21,993	19,174
Provision	2,737	3,231
Use and other changes	(384)	(412)
Provisions, ending balance	€ 24,346	€ 21,993